FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
FAIR VALUE MEASUREMENTS
Summary of assets and liabilities measured at fair value on a recurring basis

The following table presents our fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis:

	September 30, 2021				December 31, 2020
	Carrying	Fair Value			Carrying	Fair Value
	amount	Level 1	Level 2	Level 3	amount	Level 1	Level 2	Level 3
Assets:
Interest rate swap (Note 5)	$829	$—	$829	$—	$—	$—	$—	$—

Liabilities:
Interest rate swap (Note 5)	709	—	709	—	—	—	—	—

There were no assets and liabilities measured at fair value on a recurring basis as of December 31, 2020. Assets and liabilities measured at fair value on a recurring basis as of December 31, 2019 consisted of:

	Level 1	Level 2	Level 3	Total
Assets:
Equity investments	$5,175	—	—	5,175
Total assets at fair value	$5,175	—	—	5,175
Liabilities:
Contingent consideration(a)	$—	—	1,667	1,667
Total liabilities at fair value	$—	—	1,667	1,667

Summary of significant unobservable inputs used in the fair value measurement categorized within Level 3 of the fair value hierarchy

The significant unobservable inputs used in the fair value measurement categorized within Level 3 of the fair value hierarchy as of December 31, 2019 are as shown below:

		Significant
		unobservable
	Valuation technique	inputs	Range
Contingent Consideration	Discounted Cash Flows	Discount rate	17.00%

Summary of changes in fair value of the Company's Level 3 financial instruments

The following table provides a summary of changes in fair value of the Company’s Level 3 financial instruments for the years ended December 31, 2020 and 2019.

Level 3
Instruments
Balance, December 31, 2018	$1,667
Settlement of obligation	—
Balance, December 31, 2019	$1,667
Settlement of obligation	(240)
Fair value adjustment included in earnings	(1,427)
Balance, December 31, 2020	$—